UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1 , 2023 – July 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Ultra Short MAC Series
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Ultra Short MAC Series[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Putnam Ultra Short MAC Series returned 6.43% at net asset value. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper that is used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, primarily in asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short MAC Series	PAGE 1	39521-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.   The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Putnam Ultra Short MAC Series 5/25/2023 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (5/25/2023)
Putnam Ultra Short MAC Series	6.43	6.34
Bloomberg U.S. Aggregate Index	5.10	4.59
ICE BofA U.S. Treasury Bill Index	5.48	5.46
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$27,738,639
Total Number of Portfolio Holdings*	133
Total Management Fee Paid	$0
Portfolio Turnover Rate	46%
*	Includes derivatives, if applicable.
Putnam Ultra Short MAC Series	PAGE 2	39521-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short MAC Series	PAGE 3	39521-ATSR-0924

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
July 31, 2024	$64,092	$ —	$7,482	$ —
July 31, 2023*	$48,743	$ —	$7,482	$ —

* For the period May 25, 2023 (commencement of operations) to July 31, 2023

For the fiscal years ended July 31, 2024 and July 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,038,503 and $249,225 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
July 31, 2024	$ —	$861,963	$168,834	$1,030,797
July 31, 2023*	$ —	$241,743	$ —	$241,743

* For the period May 25, 2023 (commencement of operations) to July 31, 2023

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Ultra Short MAC Series

Financial Statements and Other Important Information

Annual | July 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Ultra Short MAC Series:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Ultra Short MAC Series (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended July 31, 2024 and for the period May 25, 2023 (commencement of operations) through July 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year ended July 31, 2024, and the changes in its net assets and the financial highlights for the year ended July 31, 2024 and for the period May 25, 2023 (commencement of operations) through July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Ultra Short MAC Series 1

The fund’s portfolio 7/31/24

CORPORATE BONDS AND NOTES (74.7%)*	Principal amount	Value
Banking (36.5%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	$568,000	$566,491
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	400,000	402,176
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR +0.20%), 5.567%, 10/25/24	566,000	566,031
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	232,000	234,822
Bank of Nova Scotia/The sr. unsec. unsub. notes (US SOFR Compounded Index +0.78%), 6.147%, 6/4/27 (Canada)	79,000	78,969
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	500,000	509,468
Barclays PLC sr. unsec. unsub. notes 5.304%, 8/9/26 (United Kingdom)	200,000	199,810
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	566,000	560,433
Canadian Imperial Bank of Commerce sr. unsec. notes (US SOFR +0.94%), 6.309%, 6/28/27 (Canada)	95,000	95,219
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	197,980
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	500,000	497,810
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,838
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	538,000	542,579
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	564,000	561,420
Intesa Sanpaolo SpA 144A sr. unsec. unsub. notes Ser. XR, 3.25%, 9/23/24 (Italy)	279,000	277,899
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	324,000	316,584
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	226,000	229,096
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR +1.39%), 6.752%, 9/12/25 (Japan)	500,000	500,677
National Australia Bank, Ltd. 144A sr. unsec. notes (US SOFR +0.62%), 5.988%, 6/11/27 (Australia)	250,000	250,227
NatWest Group PLC sr. unsec. unsub. notes (US SOFR +1.25%), 6.618%, 3/1/28 (United Kingdom)	200,000	201,248
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	35,000	35,152
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	174,000	173,064
Royal Bank of Canada sr. unsec. notes Ser. GMTN, (US SOFR +0.79%), 6.158%, 7/23/27 (Canada)	135,000	135,162
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	363,000	356,850
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	500,000	492,394
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index +0.85%), 6.207%, 8/3/26	164,000	164,854
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	40,000	39,995
Swedbank AB 144A notes 6.136%, 9/12/26 (Sweden)	200,000	205,361
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	458,000	459,783
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	562,000	561,951
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR +1.32%), 6.687%, 4/25/26	230,000	231,937
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR +0.30%), 5.665%, 11/18/24 (Australia)	316,000	316,061
		10,162,341
Basic materials (0.4%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	40,000	39,662
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	66,000	64,854
		104,516
Capital goods (2.4%)
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR +0.75%), 6.117%, 12/13/24	562,000	563,094
John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN, (US SOFR +0.60%), 5.968%, 6/11/27	94,000	94,089
		657,183
Communication services (1.2%)
American Tower Corp. 1.30%, 9/15/25	15,000	14,380
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	10,000	9,861
Verizon Communications, Inc. sr. unsec. notes 1.45%, 3/20/26	332,000	315,629
		339,870
Consumer cyclicals (5.4%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index +0.84%), 6.209%, 4/1/25	102,000	102,410
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index +0.38%), 5.743%, 8/12/24	100,000	100,003
Home Depot, Inc./The sr. unsec. unsub. notes (US SOFR +0.33%), 5.698%, 12/24/25	46,000	46,095
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	106,000	105,269
Hyundai Capital America 144A sr. unsec. FRN (US SOFR +1.04%), 6.408%, 3/19/27 (South Korea)	238,000	239,826
Hyundai Capital America 144A sr. unsec. notes (US SOFR +1.04%), 6.408%, 6/24/27 (South Korea)	107,000	107,163
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	67,000	66,654
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	538,000	538,898
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,913
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	134,000	132,200

2	Ultra Short MAC Series

CORPORATE BONDS AND NOTES (74.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Owens Corning sr. unsec. notes 5.50%, 6/15/27	$21,000	$21,414
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR +0.60%), 5.93%, 6/9/25	20,000	20,047
		1,494,892
Consumer finance (7.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	550,000	544,546
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	25,000	24,651
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	470,000	468,875
American Express Co. sr. unsec. unsub. FRN (US SOFR +0.76%), 6.124%, 2/13/26	332,000	333,287
American Express Co. sr. unsec. unsub. notes (US SOFR +0.93%), 6.297%, 7/26/28	40,000	40,082
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR +0.55%), 5.913%, 2/12/25	28,000	28,042
Capital One Financial Corp. sr. unsec. unsub. notes 4.985%, 7/24/26	25,000	24,891
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	280,000	276,758
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	32,000	31,685
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR +0.62%), 5.988%, 10/15/24	100,000	100,068
General Motors Financial Co., Inc. sr. unsec. notes (US SOFR Compounded Index +1.05%), 6.428%, 7/15/27	55,000	55,039
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	15,000	14,863
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	75,000	73,276
		2,016,063
Consumer staples (1.5%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	150,000	150,959
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	250,000	246,279
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index +0.40%), 5.763%, 11/12/24	15,000	15,011
		412,249
Energy (1.5%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	400,000	405,722
		405,722
Financial (0.1%)
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	30,000	29,999
		29,999
Health care (3.3%)
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	386,000	385,867
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	466,000	464,362
UnitedHealth Group, Inc. sr. unsec. unsub. notes (US SOFR +0.50%), 5.862%, 7/15/26	54,000	54,115
		904,344
Insurance (4.9%)
Athene Global Funding 144A FRN (US SOFR Compounded Index +0.56%), 5.925%, 8/19/24	413,000	413,112
Athene Global Funding 144A sr. notes (US SOFR Compounded Index +0.85%), 6.213%, 5/8/26	105,000	105,150
Corebridge Global Funding 144A notes 5.35%, 6/24/26	65,000	65,597
Metropolitan Life Global Funding I 144A notes (US SOFR Compounded Index +0.70%), 6.068%, 6/11/27	150,000	150,314
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	85,000	86,160
Principal Life Global Funding II 144A FRN (US SOFR +0.38%), 5.746%, 8/23/24	388,000	388,058
Protective Life Global Funding 144A notes (US SOFR +0.70%), 6.068%, 4/10/26	150,000	150,283
		1,358,674
Investment banking/Brokerage (0.2%)
Morgan Stanley sr. unsec. notes Ser. MTN, (US SOFR +1.02%), 6.388%, 4/13/28	50,000	50,168
		50,168
Real estate (6.0%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25R	28,000	27,615
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25R	489,000	483,189
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26R	100,000	102,460
Public Storage sr. unsec. FRN (US SOFR Compounded Index +0.60%), 5.967%, 7/25/25R	330,000	331,150
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26R	460,000	459,841
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	55,000	54,185
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24R	200,000	199,252
		1,657,692
Technology (2.7%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	59,000	59,541
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	359,000	359,057
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	332,000	331,368
		749,966

Ultra Short MAC Series	3

CORPORATE BONDS AND NOTES (74.7%)* cont.	Principal amount	Value
Utilities and power (1.3%)
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	$15,000	$15,059
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	44,000	42,468
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	25,000	24,570
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	30,000	29,888
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	132,000	132,948
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	20,000	19,379
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	43,000	41,207
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	66,000	66,943
		372,462
Total corporate bonds and notes (cost $20,665,345)		$20,716,141
COMMERCIAL PAPER (20.7%)*	Yield (%)	Maturity date	Principal amount	Value
Alimentation Couche-Tard, Inc. (Canada)	5.530	8/27/24	$275,000	$273,856
American Honda Finance Corp.	5.595	9/10/24	250,000	248,435
Arrow Electronics, Inc.	5.738	8/8/24	275,000	274,649
AT&T, Inc.	5.535	8/19/24	250,000	249,291
Autonation, Inc.	5.801	8/1/24	312,000	311,949
Aviation Capital Group, LLC	5.731	8/1/24	313,000	312,952
Bell Canada (Canada)	5.527	8/12/24	277,000	276,499
Conagra Brands, Inc.	5.876	8/6/24	277,000	276,739
Constellation Brands, Inc.	5.679	8/12/24	250,000	249,522
Crown Castle, Inc.	5.757	8/7/24	275,000	274,694
Dominion Energy South Carolina, Inc.	5.541	8/28/24	277,000	275,808
Duke Energy Corp.	5.581	8/9/24	265,000	264,640
FMC Corp.	5.951	8/1/24	312,000	311,948
Glencore Funding, LLC	5.634	8/30/24	250,000	248,820
International Flavors & Fragrances, Inc.	5.977	8/26/24	275,000	273,911
Mid-America Apartments LP	5.518	8/20/24	275,000	274,166
Nutrien, Ltd. (Canada)	5.550	8/12/24	250,000	249,543
Ovintiv Canada ULC (Canada)	6.058	8/12/24	276,000	275,450
Penske Truck Leasing Co.	5.545	8/13/24	275,000	274,449
Targa Resources Corp.	6.029	8/23/24	276,000	274,965
VW Credit, Inc.	5.512	8/7/24	275,000	274,710
Total commercial paper (cost $5,747,771)				$5,746,996
ASSET-BACKED SECURITIES (4.7%)*	Principal amount	Value
American Express Credit Account Master Trust
Ser. 22-3, Class A, 3.75%, 8/15/27	$200,000	$197,498
Ser. 21-1, Class A, 0.90%, 11/15/26	135,000	133,221
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	173,870	171,214
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	50,855	50,260
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	137,000	137,469
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	52,070	52,193
Ser. 24-1, Class A2A, 5.43%, 10/15/26	64,427	64,412
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	35,000	34,505
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	156,244	154,125
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	149,000	147,665
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	32,867	32,924
Ser. 24-A, Class A2, 5.65%, 2/16/27	113,000	113,232
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	15,770	15,780
Total asset-backed securities (cost $1,299,144)		$1,304,498
U.S. TREASURY OBLIGATIONS (0.5%)*	Principal amount	Value
U.S. Treasury Notes 5.00%, 9/30/25	$131,000	$131,504
Total U.S. treasury obligations (cost $130,996)		$131,504
TOTAL INVESTMENTS
Total investments (cost $27,843,256)	$27,899,139

4	Ultra Short MAC Series

Key to holding’s abbreviations
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $27,738,639.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	60.7%	Japan	1.8%
Canada	7.5	Singapore	1.7
France	5.7	Spain	1.4
Australia	5.6	South Korea	1.2
United Kingdom	4.1	Italy	1.0
Switzerland	2.0	Sweden	0.7
Netherlands	2.0	Denmark	0.7
Ireland	2.0	Total	100.0%
Norway	1.9
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,304,498	$—
Commercial paper	—	5,746,996	—
Corporate bonds and notes	—	20,716,141	—
U.S. treasury obligations	—	131,504	—
Totals by level	$—	$27,899,139	$—

The accompanying notes are an integral part of these financial statements.

Ultra Short MAC Series	5

Financial Statements

Statement of assets and liabilities

7/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $27,843,256)	$27,899,139
Cash	407
Interest and other receivables	191,185
Receivable from Manager (Note 2)	64,604
Prepaid assets	10,327
Total assets	28,165,662

LIABILITIES
Payable for investments purchased	57,522
Payable for shares of the fund repurchased	93,195
Payable for custodian fees (Note 2)	6,086
Payable for administrative services (Note 2)	35
Payable for auditing and tax fees	71,472
Payable for offering costs (Note 1)	187,536
Other accrued expenses	11,177
Total liabilities	427,023
Net assets	$27,738,639

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$27,663,312
Total distributable earnings (Note 1)	75,327
Total — Representing net assets applicable to capital shares outstanding	$27,738,639

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per share ($27,738,639 divided by 2,758,985 shares)	$10.05

The accompanying notes are an integral part of these financial statements.

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Statement of operations

Year ended 7/31/24

Investment income
Interest (including interest income of $10,253 from investments in affiliated issuers) (Note 6)	$880,894
Total investment income	880,894

EXPENSES
Custodian fees (Note 2)	14,861
Trustee compensation and expenses (Note 2)	699
Administrative services (Note 2)	363
Amortization of offering costs (Note 1)	152,837
Auditing and tax fees	71,574
Blue sky expense	29,739
Reports to shareholders	11,295
Registration fees	2,577
Legal	1,579
Postage	263
Other	2,089
Fees waived and reimbursed by Manager (Note 2)	(287,749)
Total expenses	127
Expense reduction (Note 2)	(665)
Net expenses	(538)
Net investment income	881,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	19,261
Total net realized gain	19,261
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	53,652
Total change in net unrealized appreciation	53,652
Net gain on investments	72,913
Net increase in net assets resulting from operations	$954,345

The accompanying notes are an integral part of these financial statements.

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7

Statement of changes in net assets

	Year ended 7/31/24	For the period 5/25/23 (commencement of operations) to 7/31/23
Increase in net assets
Operations
Net investment income	$881,432	$106,598
Net realized gain (loss) on investments	19,261	(146)
Change in net unrealized appreciation of investments	53,652	2,231
Net increase in net assets resulting from operations	954,345	108,683
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(881,405)	(106,296)
Increase from capital share transactions (Note 4)	17,457,777	205,535
Total increase in net assets	17,530,717	207,922
Net assets
Beginning of period (Note 5)	10,207,922	10,000,000
End of period	$27,738,639	$10,207,922

The accompanying notes are an integral part of these financial statements.

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Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Year ended 7/31/24	For the period 5/25/23 (commencement of operations) to 7/31/23
Net asset value, beginning of period	$10.00	$10.00
Investment operations:
Net investment income (loss)	.57	.11
Net realized and unrealized gain (loss) on investments	.05	—d
Total from investment operations	.62	.11
Less distributions:
From net investment income	(.57)	(.11)
Total distributions	(.57)	(.11)
Net asset value, end of period	$10.05	$10.00
Total return at net asset value (%) a	6.43	1.04*

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,739	$10,208
Ratio of expenses to average net assets (%) b,c	—e	—*
Ratio of net investment income (loss) to average net assets (%) c	5.71	1.05*
Portfolio turnover (%)	46	6*

*	Not annualized.
[a]	Total return assumes dividend reinvestment.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund reflect a reduction of the following amounts (Note 2):
Percentage of average net assets
July 31, 2024	1.86%
July 31, 2023	1.01
[d]	Amount represents less than $0.01 per share.
[e]	Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

Ultra Short MAC Series	9

Notes to financial statements  7/31/24

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through July 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short MAC Series (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Franklin Advisers believes is consistent with preservation of capital and maintenance of liquidity.

The fund was established exclusively for use within separately managed accounts (“SMAs”). The fund is used in combination with selected individual securities to implement the SMA’s investment program.

The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund’s shares are sold without a front-end sales charge and generally are not subject to a contingent deferred sales charge. Shares of the fund are sold at net asset value. Shares of the fund may be purchased only by and on behalf of “wrap” account clients (“eligible investors”) where Franklin Advisers has an agreement to serve as investment adviser to the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly to the wrap account clients of the wrap program sponsor. The fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above, and each eligible investor, by purchasing shares, agrees to any such redemption. There is no minimum investment amount for initial investments or subsequent investments. Eligible investors may purchase shares or sell their shares back to the fund (based on instructions from their wrap program sponsor to the broker-dealer who executes trades for their managed account) on any day the New York Stock Exchange (“NYSE”) is open. Purchase and redemption orders are processed at the net asset value next calculated after the order is received on behalf of the eligible investor each day the NYSE is open.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by

10
Ultra Short MAC Series

the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective April 30, 2024, the fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. The fund’s federal tax return for the prior fiscal period remains subject to examination by the Internal Revenue Service.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $13 to increase undistributed net investment income and $13 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$59,722
Unrealized depreciation	(3,839)
Net unrealized appreciation	55,883
Undistributed ordinary income	378
Undistributed short-term gains	19,102
Cost for federal income tax purposes	$27,843,256

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $187,536 have been fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Franklin Advisers for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub- management contract between Putnam Management and PIL in respect of the fund.

Under the fund’s management contract, the fund does not pay a management fee to Franklin Advisers.

Franklin Advisers has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2027, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.00% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $287,749 as a result of this limit.

Franklin Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Franklin Advisers at any time without notice. During the reporting period, Franklin Advisers did not waive any expenses as a result of this waiver.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub- adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before

Ultra Short MAC Series
11

the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. The fund does not pay investor servicing fees to Putnam Investor Services, Inc.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $665 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $21, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$14,217,905	$4,335,731
U.S. government securities (Long-term)	—	—
Total	$14,217,905	$4,335,731

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 7/31/24		FOR THE PERIOD FROM 5/25/23 (COMMENCEMENT OF OPERATIONS) TO 7/31/23
	Shares	Amount	Shares	Amount
Shares sold	2,314,224	$23,230,261	10,100	$101,007
Shares issued in connection with reinvestment of distributions	87,894	881,405	10,633	106,278
	2,402,118	24,111,666	20,733	207,285
Shares repurchased	(663,691)	(6,653,889)	(175)	(1,750)
Net increase	1,738,427	$17,457,777	20,558	$205,535

At the close of the reporting period, a fund managed by Franklin Advisers owned 29.4% of the outstanding shares of the fund.

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on December 15, 2022. Prior to May 25, 2023, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $10,000,000 by Putnam Investments, LLC and issuance of 1,000,000 shares.

Note 6: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$26,089	$15,437,418	$15,463,507	$10,253	$—
Total Short-term investments	$26,089	$15,437,418	$15,463,507	$10,253	$—
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

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Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

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Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $14 as a capital gain dividend with respect to the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
November 17, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
1,015,939	—	—
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
1,015,939	—	—
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub- Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees ?to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 202?5, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management

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for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees considered that your fund does not pay a management fee to Putnam Management. The Trustees also noted that the fund is part of separately managed account (“SMA”) investment programs, and that Putnam Management is compensated directly or indirectly by wrap program sponsors or wrap program clients for SMA advisory services.

The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating cost?s.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees and Putnam Management have implemented expense limitations. In the case of your fund, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.00% of its average net assets through at least November 30, 2027. The commitment of Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, to this expense limitation arrangement, which was intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that t?ime.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that ti?me.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a

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FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to the?m and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggre??gate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds?.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the period from the fund’s commencement of operations on May 25, 2023 through February 29, 2024. Your fund’s return, gross of fees and expenses, was positive and exceeded the return of its benchmark over the period. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

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Brokerage and soft-dollar allocations and other benefits

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar cred?its.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesse?s.

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© 2024 Franklin Templeton. All rights reserved.	39521-AFSOI 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: September 27, 2024